Structured Entities (Tables)	12 Months Ended
Oct. 31, 2025
Structured Entities [Abstract]
Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
The following table presents information related

to the Bank’s unconsolidated structured entities.

Unconsolidated structured entities include both

TD and third-party
sponsored entities. Securitizations include holdings

in TD-sponsored multi-seller conduits,

as well as third-party sponsored mortgage

and asset-backed
securitizations, including government-sponsored

agency securities such as CMBs, and

U.S. government agency issuances. Investment

Funds and Trusts include
holdings in third-party funds and trusts, as

well as holdings in TD-sponsored asset management

funds and trusts and commitments to certain

U.S. municipal
funds. Amounts in Other are mainly related

to investments in community-based

U.S. tax-advantage entities described in

Note 12. These holdings do not result in
the consolidation of these entities as TD does

not have control over these entities.
Carrying Amount and Maximum Exposure to Unconsolidated

Structured Entities
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Investment Investment
funds and funds and
Securitizations trusts Other Total Securitizations trusts Other Total
FINANCIAL ASSETS
Trading loans, securities,

and other $ 10,875 $ 1,114 $ 6 $ 11,995 $ 7,559 $ 992 $ – $ 8,551
Non-trading financial assets at
fair value through profit or loss 4,583 854 178 5,615 684 836 98 1,618
Derivatives 1 – 1,668 – 1,668 – 680 – 680
Financial assets designated at
fair value through profit or loss 176 107 – 283 – 298 – 298
Financial assets at fair value through
other comprehensive income 36,650 737 – 37,387 22,615 967 2 23,584
Debt securities at amortized cost,
net of allowance for credit losses 93,453 1,210 – 94,663 117,890 1,210 – 119,100
Loans 729 4 – 733 4,114 3 – 4,117
Other 27 7 6,024 6,058 2 88 5,762 5,852
Total assets 146,493 5,701 6,208 158,402 152,864 5,074 5,862 163,800
FINANCIAL LIABILITIES
Deposits – – 1,226 1,226 – – 1,451 1,451
Derivatives 1

– 3,988 –

3,988

645
Obligations related to securities
sold short 2,703 317 – 3,020 2,324 331 – 2,655
Total liabilities 2,703 4,305 1,226 8,234 2,324 976 1,451 4,751
Off-balance sheet exposure 2

57,910 4,253 3,358

65,521

22,897 4,392 2,990

30,279
Maximum exposure to loss from
involvement with unconsolidated
structured entities $ 201,700 $ 5,649 $ 8,340 $ 215,689 $ 173,437 $ 8,490 $ 7,401 $ 189,328
Size of sponsored unconsolidated
structured entities 3 $ 38,029 $ 69,554 $ 1 $ 107,584 $ 15,850 $ 45,272 $ 12 $ 61,134
1

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.
2

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.
3
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.